Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	CORNERCAP GROUP OF FUNDS /VA/
Entity Central Index Key	dei_EntityCentralIndexKey	0000789280
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jul. 24, 2020
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2020
Prospectus Date	rr_ProspectusDate	Aug. 01, 2020
CornerCap Balanced Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CornerCap Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the CornerCap Balanced Fund (the "Balanced Fund") is long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment) The Balanced Fund does not charge any sales charges or sales loads. If you buy or sell shares indirectly through a financial intermediary instead of directly from the Balanced Fund, you may be charged a fee by the financial intermediary. Balanced Fund Redemption Fee 1.00%* * Subject to certain exceptions, which are described more fully under "SELLING SHARES – Redemption Fee," the Balanced Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares of the Balanced Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Balanced Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Balanced Fund's performance. During the most recent fiscal year, the Balanced Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Balanced Fund's financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by the Balanced Fund, not the indirect costs of investing in the Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Balanced Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Balanced Fund's operating expenses remain the same, except that the contractual obligation to waive fees and reimburse expenses remains in effect only until August 1, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To meet its investment objective, the Balanced Fund typically invests between 50% and 75% of its total assets in equity securities (common stock and preferred stock) and between 25% and 50% of its total assets in fixed income securities (bonds and money market securities). The Balanced Fund may invest directly in equities or fixed income securities, or in exchange-traded funds ("ETFs") or other investment companies that hold securities in which the Balanced Fund may directly invest. The Balanced Fund will invest at least 25% of its total assets in equity securities and at least 25% of its total assets in fixed income securities while pursuing its investment objective.

Although the Balanced Fund may invest in equity securities of companies of any size, the Balanced Fund invests primarily in U.S. common stocks of large-cap and mid-cap companies. The Adviser defines large-cap and mid-cap companies as those companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase that the Adviser believes are attractively valued relative to the market. The market capitalization range of the Russell 1000® Index was $252 million to $1,542 billion as of June 30, 2020, and is expected to change frequently. The Adviser uses Fundametrics®, the Adviser's proprietary quantitative research system, to select stocks for the Balanced Fund. Fundametrics® evaluates all stocks in the Balanced Fund's investible universe with respect to over 120 fundamental factors. Fundametrics® was designed to evaluate stocks on many of the same criteria used by a human analyst, but is done using a systematic approach that minimizes human emotion and bias.

Buy and sell decisions are determined by a subset of factors contained within the Fundametrics® "Alpha Composite" and "Financial Warnings Overlay". The Alpha Composite is a combination of alpha seeking factors designed to identify stocks with potential for excess returns. The makeup of the Alpha Composite is primarily valuation-focused factors, but also includes certain growth, momentum and other factors with low correlations to value for diversification purposes. The Financial Warnings Overlay is then applied to the Balanced Fund's investible universe of stocks using a separate set of risk factors designed to identify stocks with risk levels that the Adviser believes will lead to under performance. The Financial Warnings Overlay is designed to avoid high risk stocks that otherwise have attractive valuation metrics. Potential "buy" stocks – those that score highly with respect to the Alpha Composite and pass the Financial Warnings Overlay – are then evaluated with respect to whether they would improve portfolio diversification.

The Balanced Fund typically sells stocks that score low on the Alpha Composite or are flagged by the Financial Warnings Overlay as presenting unreasonable risk.

The Balanced Fund may invest in corporate fixed income securities of any maturity issued by companies of any size. Generally, the Balanced Fund invests in fixed income securities rated by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P") in one of their respective four highest ratings (for Moody's, AAA, AA, A and BAA, and for S&P, AAA, AA, A and BBB), and holds these securities until maturity.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Balanced Fund is subject to investment risks, including the risk of losing money on an investment in the Balanced Fund. The principal risks of the Balanced Fund are:

Bond Interest Rate Risk: An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Balanced Fund may invest. The Fund may be subject to risks associated with rising interest rates.

Business and Company Risk: The Balanced Fund's investments in certain industries or companies in an industry may underperform other industries or companies, and the Balanced Fund's investments may be less responsive to competitive challenges or opportunities and unable to attain growth or mitigate losses in certain circumstances or economic environments.

Credit/Default Risk: Bond issuers who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their bonds when due. Additionally, bond issuers may be unable to repay the principal upon maturity of their bonds.

Equity Security Risk: The prices of equity securities will fluctuate – sometimes dramatically – over time and the Balanced Fund could lose a substantial part, or even all, of its investment in a particular issue.

ETF and Other Investment Company Risk: By investing in the Balanced Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Balanced Fund invests in addition to the Balanced Fund's direct fees and expenses.

Management Risk: The specific securities selected by the Adviser may perform poorly and may cause the Balanced Fund to underperform other mutual funds with similar investment objectives.

Market Risk: Stock prices fluctuate in response to many factors, including the activities of individual companies and general market and economic conditions.

Mid-Cap Company Risk: Stocks of mid-cap companies may be more susceptible to market downturns and have more volatile stock prices, which may cause the value of the Balanced Fund to decline.

Mortgage-Backed and Other Asset-Backed Securities Risk: The Balanced Fund's investments in mortgage-backed and asset-backed securities subject the Balanced Fund to risk of loss from economic or other factors affecting the value of these securities, including credit risk associated with the performance of the underlying mortgage properties or assets, adverse changes in economic conditions and circumstances, risk of losses or significant fluctuations in the value of the mortgage-backed security, loss of all or part of the premiums paid, and decline in the market value of the security.

Regulatory Risk: New or changing regulations of particular industries may materially impact the value of companies within the affected industry.

Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Balanced Fund invests more heavily in a particular sector, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the Balanced Fund may invest in more heavily will vary.

Undervalued Stocks Risk: The Balanced Fund will suffer losses if stocks the Adviser believes are undervalued and/ or are temporarily out of favor in the market are not undervalued in the market, or they continue to be out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Balanced Fund is subject to investment risks, including the risk of losing money on an investment in the Balanced Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in the Balanced Fund by showing the changes in the performance from year to year and how the Balanced Fund's average annual returns for the one, five and ten year periods, and for the period since the Fund's inception, compare to those of a broad-based securities market index. Updated performance information is available at www.cornercapfunds.com or by calling (888) 813-8637 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table provide some indication of the risks of investing in the Balanced Fund by showing the changes in the performance from year to year and how the Balanced Fund's average annual returns for the one, five and ten year periods, and for the period since the Fund's inception, compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 813-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cornercapfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 CornerCap Balanced Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The calendar year-to-date total return as of June 30, 2020 was -5.50%.

During the period shown, the highest return for a quarter was 8.95% for the quarter ended March 31, 2019, and the lowest return was -11.32% for the quarter ended September 30, 2011.

The Balanced Fund's annual returns shown on the bar chart do not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Balanced Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Balanced Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The return after taxes on distributions and sale of Balanced Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Balanced Fund shares at the end of the measurement period.

CornerCap Balanced Fund | CornerCap Balanced Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CBLFX
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
One Year	rr_ExpenseExampleYear01	$ 103
Three Years	rr_ExpenseExampleYear03	364
Five Years	rr_ExpenseExampleYear05	646
Ten Years	rr_ExpenseExampleYear10	$ 1,448
Annual Return 2010	rr_AnnualReturn2010	8.21%
Annual Return 2011	rr_AnnualReturn2011	(0.41%)
Annual Return 2012	rr_AnnualReturn2012	7.00%
Annual Return 2013	rr_AnnualReturn2013	22.93%
Annual Return 2014	rr_AnnualReturn2014	8.85%
Annual Return 2015	rr_AnnualReturn2015	(6.26%)
Annual Return 2016	rr_AnnualReturn2016	11.27%
Annual Return 2017	rr_AnnualReturn2017	13.51%
Annual Return 2018	rr_AnnualReturn2018	(8.77%)
Annual Return 2019	rr_AnnualReturn2019	18.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.32%)
1 Year	rr_AverageAnnualReturnYear01	18.33%
5 Years	rr_AverageAnnualReturnYear05	5.03%
10 Years	rr_AverageAnnualReturnYear10	7.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 1997
CornerCap Balanced Fund | After Taxes on Distributions | CornerCap Balanced Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.33%
5 Years	rr_AverageAnnualReturnYear05	3.41%
10 Years	rr_AverageAnnualReturnYear10	5.47%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
CornerCap Balanced Fund | After Taxes on Distributions and Sales | CornerCap Balanced Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.30%
5 Years	rr_AverageAnnualReturnYear05	3.50%
10 Years	rr_AverageAnnualReturnYear10	5.21%
Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
CornerCap Balanced Fund | 60% Russell 1000® Value Index and 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.55%
5 Years	rr_AverageAnnualReturnYear05	6.17%
10 Years	rr_AverageAnnualReturnYear10	8.45%
Since Inception	rr_AverageAnnualReturnSinceInception	7.01%
CornerCap Balanced Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.54%
5 Years	rr_AverageAnnualReturnYear05	8.29%
10 Years	rr_AverageAnnualReturnYear10	11.80%
Since Inception	rr_AverageAnnualReturnSinceInception	8.10%
CornerCap Balanced Fund | Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.80%
5 Years	rr_AverageAnnualReturnYear05	2.57%
10 Years	rr_AverageAnnualReturnYear10	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	4.62%
CornerCap Small-Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CornerCap Small-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the CornerCap Small-Cap Value Fund (the "Small-Cap Value Fund") is long-term capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of generating income from dividends or interest on securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Small-Cap Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment) The Small-Cap Value Fund does not charge any sales charges or sales loads. If you buy or sell Investor Shares indirectly through a financial intermediary instead of directly from the Small-Cap Value Fund, you may be charged a fee by the financial intermediary. Small-Cap Value Fund (Investor Shares) Redemption Fee 1.00%* * Subject to certain exceptions, which are described more fully under "SELLING SHARES – Redemption Fee," the Small-Cap Value Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares of the Small-Cap Value Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Small-Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small-Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Small-Cap Value Fund's performance. During the most recent fiscal year, the Small-Cap Value Fund's portfolio turnover rate was 127% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	127.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Investor Shares of the Small-Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Shares of the Small-Cap Value Fund for the time periods indicated and then redeem all of your Investor Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small-Cap Value Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Small-Cap Value Fund normally invests more than 80% of its net assets (including borrowings for investment, if any) in equity securities of small-cap U.S. companies. The Adviser defines small-cap companies as those companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was $11 million to $ 5.384 billion as of June 30, 2020, and is expected to change frequently. Under normal circumstances, the Small-Cap Value Fund will be invested in common stocks that the Adviser believes are attractively valued relative to their growth potential or undervalued in the market. The Adviser uses Fundametrics®, the Adviser's proprietary quantitative research system, to select stocks for the Fund. Fundametrics® evaluates all stocks in the Small-Cap Value Fund's investible universe with respect to over 120 fundamental factors. Fundametrics® was designed to evaluate stocks on many of the same criteria used by a human analyst, but is done using a systematic approach intended to minimize human emotion and bias.

Buy and sell decisions are determined by a subset of factors contained within the Fundametrics® "Alpha Composite" and "Financial Warnings Overlay". The Alpha Composite is a combination of alpha seeking factors designed to identify stocks with potential for excess returns. The makeup of the Alpha Composite is primarily comprised of value-focused factors; however, for diversification purposes, it also includes additional factors, such as growth- and momentum-focused factors that the Adviser believes have low correlations to the Alpha Composite's value-focused factors. The Financial Warnings Overlay is then applied to the Fund's investible universe of stocks using a separate set of risk factors designed to identify stocks with risk levels that the Adviser believes will lead to under performance. The Financial Warnings Overlay is designed to avoid high risk stocks that otherwise have attractive valuation metrics. Potential "buy" stocks – those that score highly with respect to the Alpha Composite and pass the Financial Warnings Overlay – are then evaluated with respect to whether they would improve portfolio diversification. The Fund typically sells stocks that score low on the Alpha Composite or are flagged by the Financial Warnings Overlay as presenting unreasonable risk.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Small-Cap Value Fund is subject to investment risks, including the risk of losing money on an investment in the Small-Cap Value Fund. The principal risks of the Small-Cap Value Fund are:

Business and Company Risk: The Small-Cap Value Fund's investments in certain industries or companies in an industry may underperform other industries or companies, and the Small-Cap Value Fund's investments may be less responsive to competitive challenges or opportunities and unable to attain growth or mitigate losses in certain circumstances or economic environments.

Equity Security Risk: The prices of equity securities will fluctuate – sometimes dramatically – over time and the Small-Cap Value Fund could lose a substantial part, or even all, of its investment in a particular issue.

Financial Sector Concentration Risk: At times the Small-Cap Value Fund is concentrated in securities of companies principally engaged in the banking or financial services sectors. As a result, the Small-Cap Value Fund may be subject to greater risks than a portfolio without such a concentration. This is especially true with respect to the risks associated with regulatory developments, competition, and economic developments in, or related to, the banking and financial services industries. Adverse changes in any of these areas may adversely affect the value of the Small-Cap Value Fund.

Management Risk: The specific securities selected by the Adviser may perform poorly and may cause the Small-Cap Value Fund to underperform other mutual funds with similar investment objectives.

Market Risk: Stock prices fluctuate in response to many factors, including the activities of individual companies and general market and economic conditions.

Portfolio Turnover Risk: As a result of its trading strategies, the Small-Cap Value Fund may have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Small-Cap Value Fund expenses, which may lower the performance of the Small-Cap Value Fund due to these increased costs and may also result in the realization of short-term capital gains.

Real Estate Investment Trusts ("REITs") Risk: REITs are companies that invest in real estate or interests therein. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to possible declines in the value of and demand for real estate, which may cause the value of the Small-Cap Value Fund to decline.

Regulatory Risk: New or changing regulations of particular industries may materially impact the value of companies within the affected industry.

Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Small-Cap Value Fund invests more heavily in a particular sector, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the Small-Cap Value Fund may invest in more heavily will vary.

Small-Cap Company Risk: Stocks of smaller companies may have more risks than larger companies and small-cap company securities may be more susceptible to market downturns and their prices may be more volatile, subjecting the Small-Cap Value Fund to investment losses.

Undervalued Stocks Risk: The Small-Cap Value Fund will suffer losses if stocks the Adviser believes are undervalued and/or are temporarily out of favor in the market are not undervalued in the market, or they continue to be out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Small-Cap Value Fund is subject to investment risks, including the risk of losing money on an investment in the Small-Cap Value Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in the Small-Cap Value Fund (Investor Shares) by showing the changes in the performance from year to year and how the average annual returns for the Investor Shares of the Small-Cap Value Fund for the one, five and ten year periods, and the period since inception of the Fund's Investor Shares, compare to those of a broad-based securities market index. Updated performance information is available at www.cornercapfunds.com or by calling (888) 813-8637 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table provide some indication of the risks of investing in the Small-Cap Value Fund (Investor Shares) by showing the changes in the performance from year to year and how the average annual returns for the Investor Shares of the Small-Cap Value Fund for the one, five and ten year periods, and the period since inception of the Fund's Investor Shares, compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 813-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cornercapfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 CornerCap Small-Cap Value Fund – Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The calendar year-to-date total return as of June 30, 2020 was -18.49%.

During the period shown, the highest return for a quarter was 21.11% for the quarter ended December 31, 2010, and the lowest return was -24.52% for the quarter ended September 30, 2011.

The Small-Cap Value Fund's annual returns shown on the bar chart do not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Small-Cap Value Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Small-Cap Value Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The return after taxes on distributions and sale of Small-Cap Value Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Small-Cap Value Fund shares at the end of the measurement period.

CornerCap Small-Cap Value Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CSCVX
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
One Year	rr_ExpenseExampleYear01	$ 132
Three Years	rr_ExpenseExampleYear03	412
Five Years	rr_ExpenseExampleYear05	713
Ten Years	rr_ExpenseExampleYear10	$ 1,568
Annual Return 2010	rr_AnnualReturn2010	28.12%
Annual Return 2011	rr_AnnualReturn2011	(7.61%)
Annual Return 2012	rr_AnnualReturn2012	13.86%
Annual Return 2013	rr_AnnualReturn2013	45.66%
Annual Return 2014	rr_AnnualReturn2014	5.58%
Annual Return 2015	rr_AnnualReturn2015	(2.06%)
Annual Return 2016	rr_AnnualReturn2016	27.97%
Annual Return 2017	rr_AnnualReturn2017	7.72%
Annual Return 2018	rr_AnnualReturn2018	(14.82%)
Annual Return 2019	rr_AnnualReturn2019	26.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.52%)
1 Year	rr_AverageAnnualReturnYear01	26.30%
5 Years	rr_AverageAnnualReturnYear05	7.75%
10 Years	rr_AverageAnnualReturnYear10	11.65%
Since Inception	rr_AverageAnnualReturnSinceInception	9.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1992
CornerCap Small-Cap Value Fund | After Taxes on Distributions | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.04%
5 Years	rr_AverageAnnualReturnYear05	5.19%
10 Years	rr_AverageAnnualReturnYear10	9.35%
Since Inception	rr_AverageAnnualReturnSinceInception	8.03%
CornerCap Small-Cap Value Fund | After Taxes on Distributions and Sales | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.57%
5 Years	rr_AverageAnnualReturnYear05	5.26%
10 Years	rr_AverageAnnualReturnYear10	8.80%
Since Inception	rr_AverageAnnualReturnSinceInception	7.83%
CornerCap Small-Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.39%
5 Years	rr_AverageAnnualReturnYear05	6.99%
10 Years	rr_AverageAnnualReturnYear10	10.56%
Since Inception	rr_AverageAnnualReturnSinceInception	10.57%
CornerCap Small-Cap Value Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.52%
5 Years	rr_AverageAnnualReturnYear05	8.23%
10 Years	rr_AverageAnnualReturnYear10	11.83%
Since Inception	rr_AverageAnnualReturnSinceInception	9.72%
CornerCap Large/Mid-Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CornerCap Large/Mid-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the CornerCap Large/Mid-Cap Value Fund (the "Large/Mid-Cap Value Fund") is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Large/Mid-Cap Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment) The Large/Mid-Cap Value Fund does not charge any sales charges or sales loads. If you buy or sell shares indirectly through a financial intermediary instead of directly from the Large/Mid-Cap Value Fund, you may be charged a fee by the financial intermediary. Large/Mid-Cap Value Fund Redemption Fee 1.00%* * Subject to certain exceptions, which are described more fully under "SELLING SHARES – Redemption Fee," the Large/Mid-Cap Value Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within sixy (60) days of your initial purchase of shares of the Large/Mid-Cap Value Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Large/Mid-Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Large/Mid-Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Large/Mid-Cap Value Fund's performance. During the most recent fiscal year, the Large/Mid-Cap Value Fund's portfolio turnover rate was 92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Large/Mid-Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Large/Mid-Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large/Mid-Cap Value Fund's operating expenses remain the same, except that the contractual obligation to waive fees and reimburse expenses remains in effect only until August 1, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To meet its investment objective, the Large/Mid-Cap Value Fund typically invests 80% or more of its net assets in U.S. common stocks of large-cap and mid-cap companies. The Adviser defines large-cap and mid-cap companies to be those companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase that the Adviser believes are attractively valued relative to the market. The market capitalization range of the Russell 1000® Index was $252 million to $1,542 billion as of June 30, 2020, and is expected to change frequently. The Adviser uses Fundametrics®, the Adviser's proprietary quantitative research system, to select stocks for the Large/Mid-Cap Value Fund. Fundametrics® evaluates all stocks in the Large/Mid-Cap Value Fund's investible universe with respect to over 120 fundamental factors. Fundametrics® was designed to evaluate stocks on many of the same criteria used by a human analyst, but is done using a systematic approach that minimizes human emotion and bias.

Buy and sell decisions are determined by a subset of factors contained within the Fundametrics® "Alpha Composite" and "Financial Warnings Overlay". The Alpha Composite is a combination of alpha seeking factors designed to identify stocks with potential for excess returns. The makeup of the Alpha Composite is primarily valuation-focused factors, but also includes certain growth, momentum and other factors with low correlations to value for diversification purposes. The Financial Warnings Overlay is then applied to the Large/Mid-Cap Value Fund's investible universe of stocks using a separate set of risk factors designed to identify stocks with risk levels that the Adviser believes will lead to under performance. The Financial Warnings Overlay is designed to avoid high risk stocks that otherwise have attractive valuation metrics. Potential "buy" stocks – those that score highly with respect to the Alpha Composite and pass the Financial Warnings Overlay – are then evaluated with respect to whether they would improve portfolio diversification. The Large/Mid-Cap Value Fund typically sells stocks that score low on the Alpha Composite or are flagged by the Financial Warnings Overlay as presenting unreasonable risk.

The Large/Mid-Cap Value Fund may invest in exchange-traded funds ("ETFs") or other investment companies that hold securities in which the Large/Mid-Cap Value Fund may directly invest.

The Large/Mid-Cap Value Fund may also lend securities in its portfolio in order to earn additional income and manage its portfolio. Cash collateral received in connection with a loan of a portfolio security will generally be invested in short-term investments such as repurchase agreements or money market funds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Large/Mid-Cap Value Fund is subject to investment risks, including the risk of losing money on an investment in the Large/Mid-Cap Value Fund. The principal risks of the Large/Mid-Cap Value Fund are:

Business and Company Risk: The Large/Mid-Cap Value Fund's investments in certain industries or companies in an industry may underperform other industries or companies, and the Large/Mid-Cap Value Fund's investments may be less responsive to competitive challenges or opportunities and unable to attain growth or mitigate losses in certain circumstances or economic environments.

Equity Security Risk: The prices of equity securities will fluctuate – sometimes dramatically – over time and the Large/Mid-Cap Value Fund could lose a substantial part, or even all, of its investment in a particular issue.

ETF and Other Investment Company Risk: By investing in the Large/Mid-Cap Value Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Large/Mid-Cap Value Fund invests in addition to the Large/Mid-Cap Value Fund's direct fees and expenses.

Management Risk: The specific securities selected by the Adviser may perform poorly and may cause the Large/ Mid-Cap Value Fund to underperform other mutual funds with similar investment objectives.

Market Risk: Stock prices fluctuate in response to many factors, including the activities of individual companies and general market and economic conditions.

Mid-Cap Company Risk: Stocks of mid-cap companies may be more susceptible to market downturns and have more volatile stock prices, which may cause the value of the Large/Mid-Cap Value Fund to decline.

Portfolio Turnover Risk: As a result of its trading strategies, the Large/Mid-Cap Value Fund may have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Large/Mid-Cap Value Fund expenses, which may lower the performance of the Large/Mid-Cap Value Fund due to these increased costs and may also result in the realization of short-term capital gains.

Regulatory Risk: New or changing regulations of particular industries may materially impact the value of companies within the affected industry.

Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Large/Mid-Cap Value Fund invests more heavily in a particular sector, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the Large/Mid-Cap Value Fund may invest in more heavily will vary.

Securities Lending Risk may occur when borrowers of the Large/Mid-Cap Value Fund's securities provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Large/Mid-Cap Value Fund's ability to vote proxies or to settle transactions. Securities Lending subjects the Large/Mid-Cap Value Fund to Leverage Risk.

Undervalued Stocks Risk: The Large/Mid-Cap Value Fund will suffer losses if stocks the Adviser believes are undervalued and/or are temporarily out of favor in the market are not undervalued in the market, or they continue to be out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Large/Mid-Cap Value Fund is subject to investment risks, including the risk of losing money on an investment in the Large/Mid-Cap Value Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in the Large/Mid-Cap Value Fund by showing the changes in the performance from year to year and how the Large/Mid-Cap Value Fund's average annual returns for the one, five and ten year periods, and the period since the Fund's inception, compare to those of a broad-based securities market index. Updated performance information is available at www.cornercapfunds.com or by calling (888) 813-8637 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table provide some indication of the risks of investing in the Large/Mid-Cap Value Fund by showing the changes in the performance from year to year and how the Large/Mid-Cap Value Fund's average annual returns for the one, five and ten year periods, and the period since the Fund's inception, compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 813-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cornercapfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 CornerCap Large/Mid-Cap Value Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The calendar year-to-date total return as of June 30, 2020 was -11.81%.

During the period shown, the highest return for a quarter was 13.36% for the quarter ended March 31, 2019, and the lowest return was -19.75% for the quarter ended September 30, 2011.

The Large/Mid-Cap Value Fund's annual returns shown on the bar chart do not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Large/Mid-Cap Value Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Large/Mid-Cap Value Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The return after taxes on distributions and sale of Large/Mid-Cap Value Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Large/Mid-Cap Value Fund shares at the end of the measurement period.

CornerCap Large/Mid-Cap Value Fund | CornerCap Large/Mid-Cap Value Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CMCRX
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
One Year	rr_ExpenseExampleYear01	$ 102
Three Years	rr_ExpenseExampleYear03	383
Five Years	rr_ExpenseExampleYear05	684
Ten Years	rr_ExpenseExampleYear10	$ 1,541
Annual Return 2010	rr_AnnualReturn2010	14.01%
Annual Return 2011	rr_AnnualReturn2011	(4.90%)
Annual Return 2012	rr_AnnualReturn2012	8.40%
Annual Return 2013	rr_AnnualReturn2013	38.50%
Annual Return 2014	rr_AnnualReturn2014	13.11%
Annual Return 2015	rr_AnnualReturn2015	(9.56%)
Annual Return 2016	rr_AnnualReturn2016	13.96%
Annual Return 2017	rr_AnnualReturn2017	21.56%
Annual Return 2018	rr_AnnualReturn2018	(14.12%)
Annual Return 2019	rr_AnnualReturn2019	27.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.75%)
1 Year	rr_AverageAnnualReturnYear01	27.00%
5 Years	rr_AverageAnnualReturnYear05	6.44%
10 Years	rr_AverageAnnualReturnYear10	9.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 2000
CornerCap Large/Mid-Cap Value Fund | After Taxes on Distributions | CornerCap Large/Mid-Cap Value Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.53%
5 Years	rr_AverageAnnualReturnYear05	4.24%
10 Years	rr_AverageAnnualReturnYear10	8.20%
Since Inception	rr_AverageAnnualReturnSinceInception	3.07%
CornerCap Large/Mid-Cap Value Fund | After Taxes on Distributions and Sales | CornerCap Large/Mid-Cap Value Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.60%
5 Years	rr_AverageAnnualReturnYear05	4.40%
10 Years	rr_AverageAnnualReturnYear10	7.49%
Since Inception	rr_AverageAnnualReturnSinceInception	3.01%
CornerCap Large/Mid-Cap Value Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.54%
5 Years	rr_AverageAnnualReturnYear05	8.29%
10 Years	rr_AverageAnnualReturnYear10	11.80%
Since Inception	rr_AverageAnnualReturnSinceInception	7.39%

[1]	The Balanced Fund bears a pro rata share of the fees and expenses of the other investment companies in which the Balanced Fund invests ("Acquired Funds"). The operating expenses in this fee table may not correlate to the expense ratio in the Balanced Fund's financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by the Balanced Fund, not the indirect costs of investing in the Acquired Funds.
[2]	The Balanced Fund's Adviser, CornerCap Investment Counsel, Inc. ("Adviser") has contractually agreed to waive fees and reimburse the Balanced Fund for "Total Annual Fund Operating Expenses" (exclusive of all taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.00%. The contractual agreement cannot be terminated prior to August 1, 2021 without the Board of Trustees' approval.
[3]	The Large/Mid-Cap Value Fund's Adviser, CornerCap Investment Counsel, Inc. ("Adviser") has contractually agreed to waive fees and reimburse the Large/Mid-Cap Value Fund for "Total Annual Fund Operating Expenses" (exclusive of all taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.00%. The contractual agreement cannot be terminated prior to August 1, 2021 without the Board of Trustees' approval.